Net Income (Loss) Per Share	9 Months Ended
Sep. 30, 2013
Earnings Per Share [Abstract]
Net Income (Loss) Per Share

12. Net Income (Loss) Per Share

The following shows the computation of basic and diluted net income (loss) per ordinary share:

	Year Ended December 31,			Nine Months ended September 30,
	2010	2011	2012	2012	2013
				(unaudited)	(unaudited)
Numerator
Net income (loss)	$(8,543)	$4,972	$18,281	$14,594	$16,813
Less: Accretion to preferred shares	(2,513)	(1,147)	(55)	(42)	(23)
Less: Allocation of net income to participating preferred shares and restricted shares	—	(3,748)	(15,112)	(12,038)	(13,651)

Numerator for basic calculation	(11,056)	77	3,114	2,514	3,139
Undistributed earnings re-allocated to ordinary shareholders	—	22	1,059	847	926

Numerator for diluted calculation	$(11,056)	$99	$4,173	$3,361	$4,065

Denominator
Denominator for basic calculation, weighted-average number of shares of ordinary share outstanding	4,157,498	4,260,192	4,319,243	4,303,135	4,618,302
Dilutive effect of share option	—	1,664,198	2,047,439	1,991,931	1,926,644
Dilutive effect of restricted shares and awards	—	—	—	—	12,422

Denominator for diluted calculation	4,157,498	5,924,390	6,366,682	6,295,066	6,557,368

Net income (loss) per share
Basic	$(2.66)	$0.02	$0.72	$0.58	$0.68

Diluted	$(2.66)	$0.02	$0.66	$0.53	$0.62

The Company’s preferred shares were participating securities and as such were included in the calculation of basic net income per share under the two-class method pursuant to ASC 260-10-45-60A and 60-B. According to the contractual terms of the preferred shares, the preferred shares do not have a contractual obligation to share in the losses of the Company as described in ASC 260-10-45-67. Therefore, no loss was allocated to the preferred shares in the computation of basic loss per share for the years ended December 31, 2010.

In addition, the Company granted 317,120 and 13,500 restricted shares in April 2013 and August 2013 with non-forfeitable dividend rights and the holders of these restricted shares are entitled to cash dividends with respect to the restricted shares subject to the award even though such shares are not vested (Note 10). Therefore, pursuant to ASC 260-10-45-61A, these restricted shares are participating securities and related unvested restricted shares are included in the computation of basic net income per share under the two-class method.

For the years ended December 31, 2011 and 2012 and the nine months ended September 30, 2012 and 2013, under two-class method for the calculation of net income (loss) per share, the noncumulative dividends of 8% of the original issuance price for each series of preferred share were $3,459, $3,459, $2,594 (unaudited) and $2,594 (unaudited), respectively, whereas the remaining undistributed earnings attributable to preferred shares on as-if- converted basis and unvested restricted shares were $289, $11,653, $9,444 (unaudited) and $11,057 (unaudited), respectively.

For the diluted net income per share calculation, the net income allocated to participating preferred shares and unvested restricted shares was decreased by $22, $1,059, $847 (unaudited) and $926 (unaudited), respectively for the years ended December, 31, 2011 and 2012 and the nine months ended September 30, 2012 and 2013, due to the inclusion of incremental shares for share options and restricted shares which have a dilutive impact on the basic net income per share. As a result, undistributed earnings re-allocated to ordinary shares were $22, $1,059, $847 (unaudited) and $926 (unaudited) respectively, for the years ended December 31, 2011 and 2012 and the nine months ended September 30, 2012 and 2013.

The following table sets forth potential shares of ordinary shares that are not included in the calculation of diluted net income (loss) per share because including them would be anti-dilutive as of the end of each period presented:

	Year Ended December 31,			Nine Months Ended September 30,
	2010	2011	2012	2012	2013
				(unaudited)	(unaudited)
Convertible preferred shares	15,411,033	16,163,598	16,163,598	16,163,598	16,163,598
Equity awards outstanding	1,967,598	—	—	—	—
Warrants to purchase convertible preferred share	614,521	—	—	—	—

	17,993,152	16,163,598	16,163,598	16,163,598	16,163,598

The following table sets forth potential shares of ordinary shares that are not included in the calculation of diluted net income (loss) per share for the corresponding periods because the number of shares calculated based on the assumed proceeds from exercise of the equity awards and the weighted average fair value of the Company’s ordinary shares is higher than the number of shares assumed to be issued under the awards:

	Year Ended December 31,			Nine Months Ended September 30,
	2010	2011	2012	2012	2013
				(unaudited)	(unaudited)
Equity awards outstanding	86,650	93,624	154,906	417,120	1,726,480